Intangible assets - Changes in intangible assets and goodwill (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill
Goodwill, opening balance	$ 9,012	$ 9,030
Disposals	(15)
Impairment	(105)
Other adjustments	(2)	(18)
Goodwill, closing balance	8,890	9,012
Total intangible assets
Total intangible assets	11,763	11,652
Parent Entity
Goodwill
Goodwill, opening balance	6,844	6,844
Goodwill, closing balance	6,844	6,844
Total intangible assets
Total intangible assets	9,494	9,259
Computer software
Intangible assets other than goodwill
Intangible assets, opening balance	1,916	1,781
Additions	882	766
Impairment	(2)	(14)
Amortisation	(618)	(614)
Other adjustments	(1)	(3)
Intangible assets, closing balance	2,177	1,916
Computer software | Parent Entity
Intangible assets other than goodwill
Intangible assets, opening balance	1,758	1,635
Additions	823	692
Impairment	(2)	(14)
Amortisation	(565)	(558)
Other adjustments		3
Intangible assets, closing balance	2,014	1,758
Brand Names
Intangible assets other than goodwill
Intangible assets, opening balance	670	670
Intangible assets, closing balance	670	670
Brand Names | Parent Entity
Intangible assets other than goodwill
Intangible assets, opening balance	636	636
Intangible assets, closing balance	636	636
Core deposit intangibles
Intangible assets other than goodwill
Intangible assets, opening balance	21	187
Amortisation	(21)	(166)
Intangible assets, closing balance		21
Core deposit intangibles | Parent Entity
Intangible assets other than goodwill
Intangible assets, opening balance	21	187
Amortisation	(21)	(166)
Intangible assets, closing balance		21
Other intangibles
Intangible assets other than goodwill
Intangible assets, opening balance	33	53
Amortisation	(7)	(20)
Intangible assets, closing balance	$ 26	33
Other intangibles | Parent Entity
Intangible assets other than goodwill
Intangible assets, opening balance		3
Amortisation		$ (3)